RELATED PARTY BALANCES AND TRANSACTIONS - Services provided to the related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions
Services provided to the related parties	¥ 2,178,561	¥ 346,378	¥ 1,037,480
Qicaitianxia | Referral service fee
Related Party Transactions
Services provided to the related parties		3,558	197,018
Jinshang | Loan facilitation service
Related Party Transactions
Services provided to the related parties	219,513	150,515	59,871
Jinshang | Post-facilitation services
Related Party Transactions
Services provided to the related parties	69,398	48,094	43,497
Beijing Zixuan | Loan facilitation service
Related Party Transactions
Services provided to the related parties	37	47,516	517,776
Beijing Zixuan | Post-facilitation services
Related Party Transactions
Services provided to the related parties	56	74,417	215,019
Others
Related Party Transactions
Services provided to the related parties	17,612	6,591	¥ 4,299
Kincheng | Loan facilitation service
Related Party Transactions
Services provided to the related parties	1,574,456	15,254
Kincheng | Post-facilitation services
Related Party Transactions
Services provided to the related parties	¥ 297,489	¥ 433